NET INCOME (LOSS) PER SHARE (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Net Income (Loss) (Numerator)
Basic net income (loss) attributable to FRONTEO, Inc. shareholders	¥ (865,087)	¥ (417,632)	¥ 218,453
Diluted net income (loss) attributable to FRONTEO, Inc. shareholders	¥ (865,087)	¥ (417,632)	¥ 218,453
Weighted-Average Common Shares Outstanding (Denominator)
Basic net income (loss) attributable to FRONTEO, Inc. shareholders (in shares)	36,372,576	35,582,665	34,956,728
Effect of dilutive securities:
Stock options (in shares)			842,025
Diluted net income (loss) attributable to FRONTEO, Inc. shareholders (in shares)		35,582,665	35,798,753
Per Share Amount
Basic net income (loss) attributable to FRONTEO, Inc. shareholders (in Japanese yen per share)	¥ (23.8)	¥ (11.7)	¥ 6.3
Diluted net income (loss) attributable to FRONTEO, Inc. shareholders (in Japanese yen per share)	¥ (23.8)	¥ (11.7)	¥ 6.1